Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis
The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company’s assets and liabilities that are measured at fair value on a recurring basis:

	June 30, 2017
	Fair Value Measurements Using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments in money market funds*	$5,112,978	$—	$—
Liabilities
Warrant liability	$—	$—	$595
Unit purchase option liability	$—	$—	$6,607

	December 31, 2016
	Fair Value Measurements Using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments in money market funds*	$4,758,539	$—	$—
Liabilities
Warrant liability	$—	$—	$5,501
Unit purchase option liability	$—	$—	$51

*    Investments in money market funds are reflected in cash and cash equivalents on the accompanying Balance Sheets.

Summary of changes in the fair value of the Level 3 valuation for the Warrant Liability and the Investor Rights Obligation
The table presented below is a summary of changes of the Company’s Level 3 warrant liability and unit purchase option liability for the six months ended June 30, 2017:

	Warrant Liability	Unit purchase option liability	Total
Balance at December 31, 2016	$5,501	$51	$5,552
Change in fair value	(4,906)	6,556	1,650
Balance at June 30, 2017	$595	$6,607	$7,202